UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09149

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2014

California (CEV)    •    Massachusetts (MMV)    •    Michigan (EMI)     •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2014

Eaton Vance

Municipal Income Trusts

Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2
Massachusetts Municipal Income Trust	3
Michigan Municipal Income Trust	4
New Jersey Municipal Income Trust	5
New York Municipal Income Trust	6
Ohio Municipal Income Trust	7
Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9

Financial Statements	10

Annual Meeting of Shareholders	65

Board of Trustees’ Contract Approval	66

Officers and Trustees	69

Important Notices	70

Eaton Vance

California Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	12.39%	4.98%	10.25%	5.65%
Fund at Market Price	—	17.57	5.07	9.81	5.19
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					–8.04%

Distributions[4]
Total Distributions per share for the period					$0.389
Distribution Rate at NAV					5.38%
Taxable-Equivalent Distribution Rate at NAV					10.96%
Distribution Rate at Market Price					5.85%
Taxable-Equivalent Distribution Rate at Market Price					11.92%

% Total Leverage[5]
Auction Preferred Shares (APS)					30.46%
Residual Interest Bond (RIB)					8.95

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	4.4%	BBB	9.3%
AA	63.7	BB	0.7
A	19.0	Not Rated	2.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	11.85%	4.46%	9.92%	6.08%
Fund at Market Price	—	16.10	2.81	7.75	5.09
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					–9.50%

Distributions[4]
Total Distributions per share for the period					$0.360
Distribution Rate at NAV					4.59%
Taxable-Equivalent Distribution Rate at NAV					8.55%
Distribution Rate at Market Price					5.07%
Taxable-Equivalent Distribution Rate at Market Price					9.45%

% Total Leverage[5]
APS					31.08%
RIB					5.25

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	18.8%	BB	1.4%
AA	47.8	B	1.3
A	21.2	Not Rated	0.9
BBB	8.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Michigan Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	13.83%	5.34%	9.77%	5.99%
Fund at Market Price	—	18.04	1.07	9.65	4.18
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					–11.64%

Distributions[4]
Total Distributions per share for the period					$0.355
Distribution Rate at NAV					4.97%
Taxable-Equivalent Distribution Rate at NAV					9.17%
Distribution Rate at Market Price					5.63%
Taxable-Equivalent Distribution Rate at Market Price					10.39%

% Total Leverage[5]
APS					36.70%

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	11.33%	4.97%	9.19%	6.05%
Fund at Market Price	—	14.49	0.72	7.94	5.03
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					–9.22%

Distributions[4]
Total Distributions per share for the period					$0.379
Distribution Rate at NAV					5.20%
Taxable-Equivalent Distribution Rate at NAV					10.09%
Distribution Rate at Market Price					5.73%
Taxable-Equivalent Distribution Rate at Market Price					11.12%

% Total Leverage[5]
APS					32.56%
RIB					3.68

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	12.8%	BBB	8.3%
AA	27.9	B	2.1
A	45.0	Not Rated	3.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

5

Eaton Vance

New York Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	11.97%	4.85%	10.97%	6.06%
Fund at Market Price	—	20.92	6.21	9.51	6.59
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					–1.46%
Distributions[4]
Total Distributions per share for the period					$0.435
Distribution Rate at NAV					6.05%
Taxable-Equivalent Distribution Rate at NAV					11.72%
Distribution Rate at Market Price					6.14%
Taxable-Equivalent Distribution Rate at Market Price					11.90%

% Total Leverage[5]
APS					25.60%
RIB					14.66

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	15.4%	BBB	13.7%
AA	34.7	BB	3.7
A	26.2	Not Rated	6.3

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

6

Eaton Vance

Ohio Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	12.76%	5.87%	9.86%	6.28%
Fund at Market Price	—	20.32	4.73	8.74	5.58
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					–6.48%

Distributions[4]
Total Distributions per share for the period					$0.366
Distribution Rate at NAV					4.94%
Taxable-Equivalent Distribution Rate at NAV					9.23%
Distribution Rate at Market Price					5.28%
Taxable-Equivalent Distribution Rate at Market Price					9.86%

% Total Leverage[5]
APS					34.18%
RIB					2.19

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

7

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	11.26%	4.97%	8.42%	5.64%
Fund at Market Price	—	19.61	5.75	7.84	5.18
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					–7.82%

Distributions[4]
Total Distributions per share for the period					$0.389
Distribution Rate at NAV					5.65%
Taxable-Equivalent Distribution Rate at NAV					10.30%
Distribution Rate at Market Price					6.13%
Taxable-Equivalent Distribution Rate at Market Price					11.17%

% Total Leverage[5]
APS					35.16%
RIB					2.74

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	3.5%	BBB	3.1%
AA	43.9	Not Rated	2.9
A	46.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Trusts

May 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective March 3, 2014, Michigan Municipal Income Trust and Ohio Municipal Income Trust are managed by Thomas M. Metzold, CFA.

9

Eaton Vance

California Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 162.6%

Security	Principal Amount (000’s omitted)	Value

Education — 18.2%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,429,251
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	219,746
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	366,782
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	821,452
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,440	2,452,859
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,916,112
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	281,591
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,840,293
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	701,934
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	458,197
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	310,607
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	921,464
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	962,506
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,008,781
University of California, 5.25%, 5/15/39	1,250	1,433,875

		$18,125,450

Electric Utilities — 14.5%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$311,772
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,439,824
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,678,065
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,474,689
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,707,585
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,528,054
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,041,669
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	758,608
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,459,224

		$14,399,490

Security	Principal Amount (000’s omitted)	Value

General Obligations — 26.4%
California, 5.50%, 11/1/35	$1,600	$1,863,920
California, 6.00%, 4/1/38	750	886,283
California, (AMT), 5.05%, 12/1/36	475	479,180
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/35	1,000	1,125,010
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,023,753
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,019,703
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	2,545	2,698,336
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	837,051
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	963,578
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,582,405
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,672,611
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,630,765
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,414,450

		$26,197,045

Hospital — 17.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,122,920
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	211,766
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,025,810
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	694,474
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	987,659
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,277,980
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,095,850
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,747,462
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,289,522
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	594,562
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	639,834
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,903,686
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,854,977
Washington Township Health Care District, 5.25%, 7/1/29	700	700,721

		$17,147,223

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,301,801

		$1,301,801

Insured – Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,496,963

		$1,496,963

Insured – Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,016,213

		$3,016,213

Insured – Escrowed / Prerefunded — 3.8%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,777,065

		$3,777,065

Insured – General Obligations — 9.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,274,160
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,598,957
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,223,806
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,126,905

		$9,223,828

Insured – Hospital — 9.0%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,974,240
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	795,142
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,198,250

		$8,967,632

Insured – Lease Revenue / Certificates of Participation — 8.2%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,245,242
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,889,550

		$8,134,792

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$662,462
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	415,244
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	930	1,012,844

		$2,090,550

Insured – Transportation — 11.8%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,379,800
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,066,400
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	715,077
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,710,400
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,315,405
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,494,990

		$11,682,072

Insured – Water and Sewer — 4.0%
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,208,100
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,771,897

		$3,979,997

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,007,708

		$1,007,708

Other Revenue — 0.7%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$399,572
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	324,630

		$724,202

Senior Living / Life Care — 2.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$324,710
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	176,977

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	$700	$699,510
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	694,122
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	588,864

		$2,484,183

Special Tax Revenue — 13.6%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$851,920
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,732
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	467,838
Corona Public Financing Authority, 5.80%, 9/1/20	925	931,050
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	194,309
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	487,296
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,600,271
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	277,181
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	549,365
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	271,481
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	374,540
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	265,978
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,709,264
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	252,093
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	492,680
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	542,080
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	807,715
Temecula Unified School District, 5.00%, 9/1/27	250	255,865
Temecula Unified School District, 5.00%, 9/1/37	400	408,296
Tustin Community Facilities District, 6.00%, 9/1/37	500	522,110
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,330

		$13,556,394

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.6%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,170,100
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,174,680
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,354,748
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,684,095
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,173,451
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,971,140

		$11,528,214

Water and Sewer — 2.8%
California Department of Water Resources, 5.00%, 12/1/29	$740	$846,671
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,880,234

		$2,726,905

Total Tax-Exempt Investments — 162.6% (identified cost $149,609,439)		$161,567,727

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.3)%		$(49,976,214)

Other Assets, Less Liabilities — (12.3)%		$(12,205,013)

Net Assets Applicable to Common Shares — 100.0%		$99,386,500

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
RADIAN	–	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 32.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

financial institution or financial guaranty assurance agency ranged from 0.4% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,355,589.

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,164,327
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,273,496

		$2,437,823

Education — 30.5%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,080	$1,183,237
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	649,856
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	860,983
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,652,655
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,123,521
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,687,935
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	465,120
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,468,517
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,617,181
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	836,325

		$12,545,330

General Obligations — 16.4%
Boston, 4.00%, 4/1/24	$300	$335,103
Cambridge, 4.00%, 2/15/21	595	685,184
Danvers, 5.25%, 7/1/36	885	1,018,246
Lexington, 4.00%, 2/1/21	415	477,184
Lexington, 4.00%, 2/1/22	430	496,246
Lexington, 4.00%, 2/1/23	355	411,395
Newton, 5.00%, 4/1/36	750	848,325
Plymouth, 5.00%, 5/1/31	345	387,018
Plymouth, 5.00%, 5/1/32	315	352,113
Wayland, 5.00%, 2/1/33	510	578,972
Wayland, 5.00%, 2/1/36	770	866,643
Winchester, 5.00%, 4/15/36	245	276,607

		$6,733,036

Security	Principal Amount (000’s omitted)	Value

Hospital — 27.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,074,820
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	607,835
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	730,512
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	588,677
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,348,920
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	554,935
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,195,688
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	755,672
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,010,837
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	2,000	2,182,760
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,923
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	374,087

		$11,102,666

Housing — 6.7%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,101,617
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	657,254

		$2,758,871

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$800	$806,232

		$806,232

Insured – Education — 7.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,271,110
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	1,365	1,696,709

		$2,967,819

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$546,013

		$546,013

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,305,600

		$1,305,600

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$368,544

		$368,544

Insured – Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$724,219

		$724,219

Insured – Special Tax Revenue — 10.5%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,455,350
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,240,550
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,470,543
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	150,932

		$4,317,375

Insured – Student Loan — 2.9%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$300	$324,417
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	850	858,492

		$1,182,909

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$325,852

		$325,852

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$573,155
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	574,811

		$1,147,966

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 6.0%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,015
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,500,885
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	135,072
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	136,157
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	427,215

		$2,449,344

Special Tax Revenue — 8.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$160,612
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	776,456
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,081,948
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	372,728

		$3,391,744

Transportation — 7.1%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,608,900
Massachusetts Port Authority, 5.00%, 7/1/28	500	576,960
Massachusetts Port Authority, 5.00%, 7/1/34	670	745,120

		$2,930,980

Water and Sewer — 11.0%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,316,837
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	574,576
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	253,861
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,382,221

		$4,527,495

Total Tax-Exempt Investments — 152.3% (identified cost $57,619,539)		$62,569,818

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.8)%		$(20,050,361)

Other Assets, Less Liabilities — (3.5)%		$(1,439,136)

Net Assets Applicable to Common Shares — 100.0%		$41,080,321

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 18.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 12.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $786,709.

16	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.2%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$679,380
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	582,620

		$1,262,000

Education — 14.5%
Grand Valley State University, 5.625%, 12/1/29	$525	$574,770
Grand Valley State University, 5.75%, 12/1/34	525	575,201
Michigan State University, 5.00%, 2/15/40	1,000	1,080,990
Michigan State University, 5.00%, 2/15/44	460	496,262
Michigan Technological University, 4.00%, 10/1/36	700	704,585
Oakland University, 5.00%, 3/1/42	500	530,110
Wayne State University, 5.00%, 11/15/40	370	400,558

		$4,362,476

Electric Utilities — 8.8%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,245,095
Lansing Board of Water and Light, 5.50%, 7/1/41	500	582,195
Michigan Public Power Agency, 5.00%, 1/1/43	800	844,104

		$2,671,394

Escrowed / Prerefunded — 1.1%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.20%, 1/1/25	$185	$191,448
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.50%, 1/1/37	125	129,576

		$321,024

General Obligations — 31.4%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$370,891
Bloomfield Hills Schools, 4.00%, 5/1/37	655	677,604
Comstock Park Public Schools, 5.00%, 5/1/28	230	255,887
Comstock Park Public Schools, 5.125%, 5/1/31	275	299,860
Comstock Park Public Schools, 5.25%, 5/1/33	220	242,548
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	522,965
Howell Public Schools, 4.50%, 5/1/29	620	675,298
Jenison Public Schools, 5.00%, 5/1/28	500	544,920
Jenison Public Schools, 5.00%, 5/1/30	500	540,455
Kent County, 5.00%, 1/1/25	1,500	1,715,700
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,117,660
Lansing Community College, 5.00%, 5/1/30	1,005	1,130,273
Livingston County, 4.00%, 6/1/30	305	318,707
Michigan, 5.50%, 11/1/25	270	311,153

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
St. Clair County, (Convention Center), 3.75%, 4/1/42	$375	$344,906
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	404,738

		$9,473,565

Hospital — 26.4%
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	$275	$283,891
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	269,730
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	532,485
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,118,930
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	259,503
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,014,870
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,095,066
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	565,020
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	434,690
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,345,862
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,059,050

		$7,979,097

Housing — 0.8%
Michigan Housing Development Authority, 4.60%, 12/1/26	$225	$235,026

		$235,026

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$714,960

		$714,960

Insured – Education — 5.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$633,509
Ferris State University, (AGC), 5.25%, 10/1/38	500	559,485
Wayne State University, (AGM), 5.00%, 11/15/35	300	330,003

		$1,522,997

17	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$625,432
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	247,397
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	152,164

		$1,024,993

Insured – General Obligations — 21.4%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,199,256
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	543,550
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	155,194
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	248,578
Detroit School District, (AGM), 5.25%, 5/1/32	300	343,680
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,121,590
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	971,689
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,353,650
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	532,880

		$6,470,067

Insured – Lease Revenue / Certificates of Participation — 5.8%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$486,820
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	2,800	1,271,088

		$1,757,908

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$122,248

		$122,248

Insured – Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,124,620

		$1,124,620

Insured – Water and Sewer — 11.0%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$555,167
Detroit, Water Supply System, (NPFG), 5.00%, 7/1/30	1,650	1,649,885
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,108,500

		$3,313,552

Lease Revenue / Certificates of Participation — 4.3%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,250	$1,287,125

		$1,287,125

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$126,140
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	136,904
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,112,690
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	122,388

		$1,498,122

Water and Sewer — 6.4%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$746,205
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	911,496
Port Huron, Water Supply System, 5.25%, 10/1/31	250	270,757

		$1,928,458

Total Tax-Exempt Investments — 156.0% (identified cost $44,391,817)		$47,069,632

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.0)%		$(17,500,189)

Other Assets, Less Liabilities — 2.0%		$611,995

Net Assets Applicable to Common Shares — 100.0%		$30,181,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 32.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 13.2% of total investments.

18	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 153.2%

Security	Principal Amount (000’s omitted)	Value

Education — 22.5%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,402,867
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	250	260,168
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	256,635
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	226,453
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,969,432
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	704,940
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	431,365
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	696,499
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,717,105
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,260,425
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,411,213
Rutgers State University, 5.00%, 5/1/33	1,000	1,135,780
Rutgers State University, 5.00%, 5/1/39	2,900	3,231,035

		$14,703,917

Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, 5.25%, 7/1/27	$865	$550,547

		$550,547

Escrowed / Prerefunded — 2.7%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	$1,415	$1,732,116

		$1,732,116

General Obligations — 7.8%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$351,040
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	2,120,322
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,045,618
Monmouth County Improvement Authority, 5.00%, 8/1/33	500	574,225

		$5,091,205

Security	Principal Amount (000’s omitted)	Value

Hospital — 21.9%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$1,335	$1,342,676
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	650	710,404
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,481,810
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,208,796
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	645	755,289
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	694,257
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	271,223
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,193,980
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,484,872
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,185,714

		$14,329,021

Housing — 2.5%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$590	$596,679
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,050	1,066,873

		$1,663,552

Industrial Development Revenue — 5.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$51,373
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	139,852
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	790,785
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	249,223
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,448,062

		$3,679,295

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$134,021
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	481,033
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	583,814

		$1,198,868

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$970	$1,164,514

		$1,164,514

Insured – Gas Utilities — 5.7%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,741,497

		$3,741,497

Insured – General Obligations — 5.1%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,092,526
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,384,386
Paterson, (BAM), 5.00%, 1/15/26	750	846,292

		$3,323,204

Insured – Hospital — 4.2%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$85,190
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	243,240
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	385	406,348
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	527,725
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,494,816

		$2,757,319

Insured – Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,043,809

		$2,043,809

Insured – Lease Revenue / Certificates of Participation — 2.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$604,698
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,234,960

		$1,839,658

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 3.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$922,743
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,000	1,078,890

		$2,001,633

Insured – Special Tax Revenue — 12.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,775,327
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,681,781
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,193,800
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	275,912

		$7,926,820

Insured – Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,419,600

		$2,419,600

Insured – Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$351,524

		$351,524

Lease Revenue / Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,638,810
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,800,385
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	290,377

		$3,729,572

Other Revenue — 5.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$13,280	$348,998
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,250,324
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	535,545
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	711,099

		$3,845,966

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 4.3%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$487,539
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	801,270
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	821,324
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	697,935

		$2,808,068

Special Tax Revenue — 2.9%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$103,858
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	179,172
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	651,548
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	424,755
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	556,310

		$1,915,643

Student Loan — 5.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.186%, 6/1/36(1)(2)(3)	$2,500	$2,525,125
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	743,337

		$3,268,462

Transportation — 19.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,144,758
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,153,894
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	2,000	1,219,080
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,121,987
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	292,802
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	626,905
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,994,236
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,202,580

		$12,756,242

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,431,596

		$1,431,596

Total Tax-Exempt Municipal Securities — 153.2% (identified cost $93,050,642)		$100,273,648

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.6%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$1,007,500

Total Taxable Municipal Securities — 1.6% (identified cost $989,095)		$1,007,500

Total Investments — 154.8% (identified cost $94,039,737)		$101,281,148

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.1)%		$(33,425,812)

Other Assets, Less Liabilities — (3.7)%		$(2,415,214)

Net Assets Applicable to Common Shares — 100.0%		$65,440,122

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 28.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.3% of total investments.

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $525,125.

(3)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2014.

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 164.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.1%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,929,746
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,851,418

		$4,781,164

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,070	$1,069,936

		$1,069,936

Education — 28.0%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$336,955
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	169,442
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,674,834
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	363,912
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	550,810
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,123,000
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	805,236
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	579,946
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,269,380
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	241,846
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,126,190
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,711,835
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,814,025
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	370,104
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	457,196
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,794,310
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,190,520

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	$280	$298,214
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	778,703
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,347,467

		$22,003,925

Electric Utilities — 7.8%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,665,859
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,330	830,465
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,653,357
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,012,461

		$6,162,142

General Obligations — 7.3%
New York, 5.00%, 2/15/34(1)	$4,000	$4,536,480
New York City, 6.25%, 10/15/28	1,000	1,194,520

		$5,731,000

Health Care – Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,380
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	100,760

		$151,140

Hospital — 23.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$146,588
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,065,235
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	870	871,505
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,595,327
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,059,960
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,002,840
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,116,670
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,083,770

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	$845	$879,214
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	781,275
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,372,950
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	431,920
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	861,353
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	965	967,383
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	382,625
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	979,270
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	678,255
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,356,925

		$18,633,065

Housing — 13.7%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,513,110
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,674,575
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,056,890
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,709,157
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,533,570
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,250	1,265,088

		$10,752,390

Industrial Development Revenue — 4.9%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,120,740
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,149,207
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42	1,350	1,372,936
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	195	199,013

		$3,841,896

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 6.8%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,416,275
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,636,665
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,308,238

		$5,361,178

Insured – Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,594,866

		$1,594,866

Insured – Other Revenue — 3.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,303,244
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,700,343

		$3,003,587

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$338,060

		$338,060

Insured – Transportation — 1.9%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,485,296

		$1,485,296

Insured – Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,013,350

		$1,013,350

Other Revenue — 7.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,332,552
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	419,444
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	703,387
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,141,990
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,096,460

		$5,693,833

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 6.7%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,450,681
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	298,597
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	126,372
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	992,007
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	229,706
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	218,390
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,941,319

		$5,257,072

Special Tax Revenue — 20.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,672,215
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	2,100	2,441,901
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,131,400
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,142,300
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,677,762
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,763,020
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	606,378

		$16,434,976

Transportation — 13.5%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$826,569
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,638,540
New York Thruway Authority, 5.00%, 1/1/37	700	767,697
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,078,070
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,121,084
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,093,010
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,119,106

		$10,644,076

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 6.4%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$269,644
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	142,704
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	3,105	3,573,824
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,081,740

		$5,067,912

Total Tax-Exempt Investments — 164.0% (identified cost $117,999,956)		$129,020,864

Miscellaneous — 1.1%

Security	Units	Value

Real Estate — 1.1%
CMS Liquidating Trust(3)(4)(5)	257	$887,164

Total Miscellaneous — 1.1% (identified cost $822,400)		$887,164

Total Investments — 165.1% (identified cost $118,822,356)		$129,908,028

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.9)%		$(33,725,243)

Other Assets, Less Liabilities — (22.2)%		$(17,497,365)

Net Assets Applicable to Common Shares — 100.0%		$78,685,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,370,725.

(3)	Non-income producing.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2014, the aggregate value of these securities is $887,164 or 1.1% of the Trust’s net assets applicable to common shares.

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 150.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.4%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	$1,020	$1,045,837
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	292,410
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	241,941
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32(1)	975	1,105,952

		$2,686,140

Education — 21.5%
Miami University, 4.00%, 9/1/39(2)	$500	$507,765
Miami University, 5.00%, 9/1/33	1,000	1,109,150
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	463,426
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,333,275
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	562,875
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,133,570
Ohio State University, 5.00%, 12/1/28	480	600,322
Ohio State University, 5.00%, 12/1/30	1,605	1,988,370
University of Cincinnati, 5.00%, 6/1/34	500	553,545
Wright State University, 5.00%, 5/1/31	750	829,012

		$9,081,310

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$508,822
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	555,100

		$1,063,922

Escrowed / Prerefunded — 2.1%
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	$65	$76,286
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	500	502,100
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	200,828
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	25,783
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	90,510

		$895,507

Security	Principal Amount (000’s omitted)	Value

General Obligations — 21.0%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$374,681
Barberton City School District, 4.50%, 12/1/33	900	933,174
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,980,300
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,162,688
Huber Heights City School District, 4.75%, 12/1/25	595	681,697
Lakewood City School District, 5.00%, 11/1/39	400	438,980
Maple Heights City School District, 5.00%, 1/15/37	820	886,330
Oregon City School District, 4.00%, 12/1/30	1,250	1,301,700
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,120,430

		$8,879,980

Hospital — 22.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,169,019
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	601,804
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	539,825
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	864,696
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	284,567
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	864,540
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	533,020
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	535,375
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	850,984
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	570,990
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,118,390
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	608,491
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	637,473
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	183,802

		$9,362,976

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 6.4%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$120	$122,572
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	2,500	2,586,325

		$2,708,897

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$555,011

		$555,011

Insured – Education — 12.4%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$816,578
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,133,730
Kent State University, (AGC), 5.00%, 5/1/29	465	521,325
Miami University, (AMBAC), 3.25%, 9/1/26	580	584,472
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,625,625
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	541,875

		$5,223,605

Insured – Electric Utilities — 12.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,094,330
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	419,134
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	600,520
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	564,526
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,978,170
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	307,977
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	198,550
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	152,164

		$5,315,371

Insured – General Obligations — 18.9%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$590,586
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	546,565
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,323,319
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,244,430
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,509,600
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,970,745
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	821,715

		$8,006,960

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.406%, 2/1/29(3)(4)(5)	$485	$622,701

		$622,701

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$73,759

		$73,759

Insured – Transportation — 7.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$659,280
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,239,710
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,271,650

		$3,170,640

Lease Revenue / Certificates of Participation — 1.3%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$558,320

		$558,320

Other Revenue — 3.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,022,020
Summit County Port Authority, 5.00%, 12/1/31	445	489,771

		$1,511,791

Senior Living / Life Care — 2.2%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$394,766
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	248,713
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	305,374

		$948,853

Special Tax Revenue — 2.4%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$211,302
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	337,163
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	170,015
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	186,189
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	122,388

		$1,027,057

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.4%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$180,801

		$180,801

Water and Sewer — 4.6%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$828,517
Hamilton County, Sewer System, 5.00%, 12/1/38	500	566,890
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	559,895

		$1,955,302

Total Tax-Exempt Investments — 150.9% (identified cost $57,840,048)		$63,828,903

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.7)%		$(22,725,327)

Other Assets, Less Liabilities — 2.8%		$1,197,246

Net Assets Applicable to Common Shares — 100.0%		$42,300,822

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 35.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 14.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2014, the aggregate value of these securities is $622,701 or 1.5% of the Trust’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2014.

(5)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 158.4%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$420	$366,605
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	179,153

		$545,758

Education — 27.2%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,183,675
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	534,050
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,284,144
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	856,725
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	535,390
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	461,758
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	816,030
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	665,887
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	642,438
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	610,266
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	819,120
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	836,370
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	281,520
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	625,957

		$10,153,330

General Obligations — 12.9%
Chester County, 5.00%, 7/15/27	$500	$579,090
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,107,510
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,199,950
Philadelphia School District, 6.00%, 9/1/38	1,000	1,102,290
West York Area School District, 5.00%, 4/1/33	750	839,978

		$4,828,818

Security	Principal Amount (000’s omitted)	Value

Hospital — 23.2%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$569,195
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	796,133
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	841,950
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	514,265
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	797,415
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,522,778
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,188,874
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	268,430
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,162,850
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	727,697
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	272,325

		$8,661,912

Housing — 9.8%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$305	$309,871
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	850	860,667
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	175	179,030
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	600	603,924
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	470	496,475
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	715	715,901
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	495	495,624

		$3,661,492

Industrial Development Revenue — 8.5%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$222,136
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	787,155

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	$250	$287,308
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,341,902
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	521,460

		$3,159,961

Insured – Education — 8.2%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$534,375
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,189,334
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	398,126
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	959,962

		$3,081,797

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,060,236

		$1,060,236

Insured – Escrowed / Prerefunded — 9.4%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,672,704
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,861,100

		$3,533,804

Insured – General Obligations — 6.0%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$562,370
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	846,307
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	819,398

		$2,228,075

Insured – Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,473
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,517,688

		$1,833,161

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 1.4%
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	$525	$539,732

		$539,732

Insured – Lease Revenue / Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$550,160
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,248,476

		$1,798,636

Insured – Special Tax Revenue — 2.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$664,412
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	168,689

		$833,101

Insured – Transportation — 8.9%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$571,405
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,698
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(3)	1,800	1,739,376

		$3,319,479

Insured – Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$543,130

		$543,130

Senior Living / Life Care — 2.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(4)	$1,000	$384,190
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	100	106,291
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	206,106
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	203,388

		$899,975

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$122,388

		$122,388

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 16.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$502,181
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	304,500
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	476,438
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,089,350
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,474,630
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	849,968
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	464,243
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,062,780

		$6,224,090

Utilities — 1.8%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$672,804

		$672,804

Water and Sewer — 4.1%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$716,903
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	811,282

		$1,528,185

Total Tax-Exempt Investments — 158.4% (identified cost $55,583,181)		$59,229,864

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.6)%		$(21,175,381)

Other Assets, Less Liabilities — (1.8)%		$(655,939)

Net Assets Applicable to Common Shares — 100.0%		$37,398,544

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 31.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 13.7% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $839,376.

(4)	Defaulted bond.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Assets and Liabilities (Unaudited)

	May 31, 2014
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$149,609,439	$57,619,539	$44,391,817	$94,039,737
Unrealized appreciation	11,958,288	4,950,279	2,677,815	7,241,411
Investments, at value	$161,567,727	$62,569,818	$47,069,632	$101,281,148
Cash	$789,149	$1,084,438	$93,767	$—
Restricted cash*	195,000	102,000	41,500	210,000
Interest receivable	1,621,432	828,197	523,861	1,529,176
Receivable for investments sold	—	—	10,000	—
Receivable for variation margin on open financial futures contracts	13,562	7,438	3,063	15,313
Deferred debt issuance costs	25,894	1,074	—	423
Total assets	$164,212,764	$64,592,965	$47,741,823	$103,036,060

Liabilities
Payable for floating rate notes issued	$14,680,000	$3,385,000	$—	$3,780,000
Due to custodian	—	—	—	277,915
Payable to affiliates:
Investment adviser fee	83,542	33,017	25,117	54,109
Administration fee	26,733	10,566	8,030	17,315
Trustees’ fees	1,121	498	395	768
Interest expense and fees payable	16,004	4,755	—	5,144
Accrued expenses	42,650	28,447	26,654	34,875
Total liabilities	$14,850,050	$3,462,283	$60,196	$4,170,126
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,976,214	$20,050,361	$17,500,189	$33,425,812
Net assets applicable to common shares	$99,386,500	$41,080,321	$30,181,438	$65,440,122

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,611	$27,505	$21,163	$46,792
Additional paid-in capital	104,203,764	39,728,155	29,106,720	67,036,426
Accumulated net realized loss	(16,923,903)	(3,626,707)	(1,649,970)	(8,934,355)
Accumulated undistributed net investment income	151,544	45,245	43,892	140,757
Net unrealized appreciation	11,882,484	4,906,123	2,659,633	7,150,502
Net assets applicable to common shares	$99,386,500	$41,080,321	$30,181,438	$65,440,122

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,261,075	2,750,521	2,116,294	4,679,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.69	$14.94	$14.26	$13.99

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2014
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$118,822,356	$57,840,048	$55,583,181
Unrealized appreciation	11,085,672	5,988,855	3,646,683
Investments, at value	$129,908,028	$63,828,903	$59,229,864
Cash	$136,368	$676,644	$92,669
Restricted cash*	129,250	47,000	150,000
Interest receivable	1,694,674	988,617	823,262
Receivable for investments sold	—	55,636	—
Receivable for variation margin on open financial futures contracts	9,406	3,500	10,938
Total assets	$131,877,726	$65,600,300	$60,306,733

Liabilities
Payable for floating rate notes issued	$19,315,000	$—	$1,650,000
Payable for when-issued securities	—	500,000	—
Payable to affiliates:
Investment adviser fee	64,984	34,251	31,604
Administration fee	20,795	10,960	10,113
Trustees’ fees	904	512	483
Interest expense and fees payable	26,801	—	8,446
Accrued expenses	38,579	28,428	32,162
Total liabilities	$19,467,063	$574,151	$1,732,808
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,725,243	$22,725,327	$21,175,381
Net assets applicable to common shares	$78,685,420	$42,300,822	$37,398,544

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,750	$28,572	$27,204
Additional paid-in capital	79,380,074	39,573,731	37,694,604
Accumulated net realized loss	(11,993,757)	(3,472,178)	(3,952,102)
Accumulated undistributed net investment income	214,525	202,621	47,090
Net unrealized appreciation	11,029,828	5,968,076	3,581,748
Net assets applicable to common shares	$78,685,420	$42,300,822	$37,398,544

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,474,995	2,857,157	2,720,414

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.37	$14.81	$13.75

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2014
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$3,566,931	$1,344,268	$1,028,811	$2,296,498
Total investment income	$3,566,931	$1,344,268	$1,028,811	$2,296,498

Expenses
Investment adviser fee	$487,542	$192,635	$146,009	$316,976
Administration fee	152,983	60,446	45,809	99,461
Trustees’ fees and expenses	3,430	1,510	1,200	2,325
Custodian fee	24,706	15,437	13,425	19,225
Transfer and dividend disbursing agent fees	9,363	9,088	9,078	9,133
Legal and accounting services	27,674	20,891	18,450	24,753
Printing and postage	8,063	4,850	4,676	6,697
Interest expense and fees	44,525	10,651	—	11,912
Preferred shares service fee	34,826	14,551	11,744	24,417
Miscellaneous	19,600	15,335	15,828	17,446
Total expenses	$812,712	$345,394	$266,219	$532,345
Deduct —
Reduction of custodian fee	$702	$342	$193	$316
Total expense reductions	$702	$342	$193	$316

Net expenses	$812,010	$345,052	$266,026	$532,029

Net investment income	$2,754,921	$999,216	$762,785	$1,764,469

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(227,534)	$39,924	$12,766	$71,484
Financial futures contracts	(434,882)	(272,515)	(112,212)	(611,445)
Net realized loss	$(662,416)	$(232,591)	$(99,446)	$(539,961)
Change in unrealized appreciation (depreciation) —
Investments	$8,860,732	$3,574,287	$2,964,103	$5,418,920
Financial futures contracts	(48,937)	(34,000)	(14,000)	(64,026)
Net change in unrealized appreciation (depreciation)	$8,811,795	$3,540,287	$2,950,103	$5,354,894

Net realized and unrealized gain	$8,149,379	$3,307,696	$2,850,657	$4,814,933

Distributions to preferred shareholders
From net investment income	$(27,566)	$(11,152)	$(9,385)	$(18,437)

Net increase in net assets from operations	$10,876,734	$4,295,760	$3,604,057	$6,560,965

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2014
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$3,006,580	$1,460,796	$1,385,360
Total investment income	$3,006,580	$1,460,796	$1,385,360

Expenses
Investment adviser fee	$379,451	$199,500	$185,199
Administration fee	119,065	62,600	58,111
Trustees’ fees and expenses	2,740	1,555	1,465
Custodian fee	25,496	15,197	15,096
Transfer and dividend disbursing agent fees	9,173	9,363	9,373
Legal and accounting services	26,870	20,140	23,511
Printing and postage	6,165	5,863	5,564
Interest expense and fees	57,829	—	10,844
Preferred shares service fee	24,392	16,267	15,057
Miscellaneous	18,230	16,450	15,854
Total expenses	$669,411	$346,935	$340,074
Deduct —
Reduction of custodian fee	$62	$75	$65
Total expense reductions	$62	$75	$65

Net expenses	$669,349	$346,860	$340,009

Net investment income	$2,337,231	$1,113,936	$1,045,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$39,522	$120,805	$47,345
Financial futures contracts	(344,651)	(128,242)	(400,757)
Net realized loss	$(305,129)	$(7,437)	$(353,412)
Change in unrealized appreciation (depreciation) —
Investments	$6,480,406	$3,679,048	$3,089,237
Financial futures contracts	(43,000)	(16,000)	(50,000)
Net change in unrealized appreciation (depreciation)	$6,437,406	$3,663,048	$3,039,237

Net realized and unrealized gain	$6,132,277	$3,655,611	$2,685,825

Distributions to preferred shareholders
From net investment income	$(18,664)	$(12,445)	$(11,778)

Net increase in net assets from operations	$8,450,844	$4,757,102	$3,719,398

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Changes in Net Assets

	Six Months Ended May 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$2,754,921	$999,216	$762,785	$1,764,469
Net realized loss from investment transactions and financial futures contracts	(662,416)	(232,591)	(99,446)	(539,961)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	8,811,795	3,540,287	2,950,103	5,354,894
Distributions to preferred shareholders —
From net investment income	(27,566)	(11,152)	(9,385)	(18,437)
Net increase in net assets from operations	$10,876,734	$4,295,760	$3,604,057	$6,560,965
Distributions to common shareholders —
From net investment income	$(2,823,520)	$(989,263)	$(750,234)	$(1,773,410)
Total distributions to common shareholders	$(2,823,520)	$(989,263)	$(750,234)	$(1,773,410)

Net increase in net assets	$8,053,214	$3,306,497	$2,853,823	$4,787,555

Net Assets Applicable to Common Shares
At beginning of period	$91,333,286	$37,773,824	$27,327,615	$60,652,567
At end of period	$99,386,500	$41,080,321	$30,181,438	$65,440,122

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$151,544	$45,245	$43,892	$140,757

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Changes in Net Assets — continued

	Six Months Ended May 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$2,337,231	$1,113,936	$1,045,351
Net realized loss from investment transactions and financial futures contracts	(305,129)	(7,437)	(353,412)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	6,437,406	3,663,048	3,039,237
Distributions to preferred shareholders —
From net investment income	(18,664)	(12,445)	(11,778)
Net increase in net assets from operations	$8,450,844	$4,757,102	$3,719,398
Distributions to common shareholders —
From net investment income	$(2,381,499)	$(1,044,331)	$(1,056,881)
Total distributions to common shareholders	$(2,381,499)	$(1,044,331)	$(1,056,881)
Capital share transactions —
Reinvestment of distributions to common shareholders	$5,143	$—	$—
Net increase in net assets from capital share transactions	$5,143	$—	$—

Net increase in net assets	$6,074,488	$3,712,771	$2,662,517

Net Assets Applicable to Common Shares
At beginning of period	$72,610,932	$38,588,051	$34,736,027
At end of period	$78,685,420	$42,300,822	$37,398,544

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$214,525	$202,621	$47,090

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2013
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,490,439	$2,061,580	$1,541,662	$3,565,665
Net realized gain from investment transactions, extinguishment of debt and financial futures contracts	616,200	377,103	2,099	1,523,973
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(15,324,211)	(7,044,980)	(4,992,486)	(9,875,771)
Distributions to preferred shareholders —
From net investment income	(86,193)	(34,378)	(29,679)	(57,651)
Net decrease in net assets from operations	$(9,303,765)	$(4,640,675)	$(3,478,404)	$(4,843,784)
Distributions to common shareholders —
From net investment income	$(5,779,391)	$(2,134,388)	$(1,585,116)	$(3,686,470)
Total distributions to common shareholders	$(5,779,391)	$(2,134,388)	$(1,585,116)	$(3,686,470)
Capital share transactions —
Reinvestment of distributions to common shareholders	$49,584	$—	$—	$47,846
Net increase in net assets from capital share transactions	$49,584	$—	$—	$47,846

Net decrease in net assets	$(15,033,572)	$(6,775,063)	$(5,063,520)	$(8,482,408)

Net Assets Applicable to Common Shares
At beginning of year	$106,366,858	$44,548,887	$32,391,135	$69,134,975
At end of year	$91,333,286	$37,773,824	$27,327,615	$60,652,567

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$247,709	$46,444	$40,726	$168,135

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2013
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,624,466	$2,183,503	$2,039,475
Net realized loss from investment transactions and financial futures contracts	(493,955)	(108,259)	(63,344)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(11,683,568)	(6,623,437)	(5,257,630)
Distributions to preferred shareholders —
From net investment income	(57,302)	(38,194)	(36,307)
Net decrease in net assets from operations	$(7,610,359)	$(4,586,387)	$(3,317,806)
Distributions to common shareholders —
From net investment income	$(4,835,003)	$(2,112,450)	$(2,140,917)
Total distributions to common shareholders	$(4,835,003)	$(2,112,450)	$(2,140,917)
Capital share transactions —
Reinvestment of distributions to common shareholders	$55,392	$3,154	$7,155
Net increase in net assets from capital share transactions	$55,392	$3,154	$7,155

Net decrease in net assets	$(12,389,970)	$(6,695,683)	$(5,451,568)

Net Assets Applicable to Common Shares
At beginning of year	$85,000,902	$45,283,734	$40,187,595
At end of year	$72,610,932	$38,588,051	$34,736,027

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$277,457	$145,461	$70,398

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Statement of Cash Flows* (Unaudited)

Six Months Ended May 31, 2014
Cash Flows From Operating Activities	New York Trust
Net increase in net assets from operations	$8,450,844
Distributions to preferred shareholders	18,664
Net increase in net assets from operations excluding distributions to preferred shareholders	$8,469,508
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,891,114)
Investments sold	1,858,744
Net amortization/accretion of premium (discount)	(39,592)
Increase in interest receivable	(42,630)
Increase in receivable for variation margin on open financial futures contracts	(9,406)
Increase in payable to affiliate for investment adviser fee	3,437
Increase in payable to affiliate for administration fee	1,562
Increase in payable to affiliate for Trustees’ fees	31
Decrease in interest expense and fees payable	(1,599)
Decrease in accrued expenses	(35,904)
Net change in unrealized (appreciation) depreciation from investments	(6,480,406)
Net realized gain from investments	(39,522)
Net cash provided by operating activities	$1,793,109

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(2,376,356)
Cash distributions paid to preferred shareholders	(18,602)
Net cash used in financing activities	$(2,394,958)

Net decrease in cash	$(601,849)

Cash at beginning of period	$738,217

Cash at end of period	$136,368

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$5,143
Cash paid for interest and fees	59,428

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$12.580		$14.660	$12.410	$12.390	$12.330	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.379		$0.756	$0.791	$0.926	$0.945	$0.947
Net realized and unrealized gain (loss)	1.124		(2.028)	2.316	0.002	0.026	2.321
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.012)	(0.018)	(0.022)	(0.028)	(0.047)

Total income (loss) from operations	$1.499		$(1.284)	$3.089	$0.906	$0.943	$3.221

Less Distributions to Common Shareholders
From net investment income	$(0.389)		$(0.796)	$(0.839)	$(0.886)	$(0.883)	$(0.781)

Total distributions to common shareholders	$(0.389)		$(0.796)	$(0.839)	$(0.886)	$(0.883)	$(0.781)

Net asset value — End of period (Common shares)	$13.690		$12.580	$14.660	$12.410	$12.390	$12.330

Market value — End of period (Common shares)	$12.590		$11.060	$14.680	$12.770	$12.400	$12.170

Total Investment Return on Net Asset Value(2)	12.39	%(3)	(8.69)%	25.59%	7.99%	7.73%	34.24%

Total Investment Return on Market Value(2)	17.57	%(3)	(19.84)%	22.22%	11.04%	9.25%	43.19%

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$99,387		$91,333	$106,367	$89,862	$89,395	$88,720
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.63	%(6)	1.66%	1.66%	1.83%	1.78%	1.93%
Interest and fee expense(7)	0.09	%(6)	0.10%	0.11%	0.17%	0.18%	0.23%
Total expenses(5)	1.72	%(6)	1.76%	1.77%	2.00%	1.96%	2.16%
Net investment income	5.84	%(6)	5.64%	5.77%	7.81%	7.34%	8.35%
Portfolio Turnover	4	%(3)	8%	17%	22%	14%	18%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(5)	1.07	%(6)	1.09%	1.11%	1.15%	1.16%	1.19%
Interest and fee expense(7)	0.06	%(6)	0.07%	0.07%	0.11%	0.11%	0.15%
Total expenses(5)	1.13	%(6)	1.16%	1.18%	1.26%	1.27%	1.34%
Net investment income	3.82	%(6)	3.73%	3.84%	4.93%	4.77%	5.18%
Senior Securities:
Total preferred shares outstanding	1,999		1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(8)	$74,719		$70,690	$78,210	$69,954	$69,721	$69,383
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$13.730		$16.200	$13.970	$13.790	$13.590	$10.160

Income (Loss) From Operations
Net investment income(1)	$0.363		$0.750	$0.771	$0.890	$0.926	$0.948
Net realized and unrealized gain (loss)	1.211		(2.432)	2.283	0.219	0.210	3.356
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.012)	(0.019)	(0.023)	(0.030)	(0.049)

Total income (loss) from operations	$1.570		$(1.694)	$3.035	$1.086	$1.106	$4.255

Less Distributions to Common Shareholders
From net investment income	$(0.360)		$(0.776)	$(0.805)	$(0.906)	$(0.906)	$(0.825)

Total distributions to common shareholders	$(0.360)		$(0.776)	$(0.805)	$(0.906)	$(0.906)	$(0.825)

Net asset value — End of period (Common shares)	$14.940		$13.730	$16.200	$13.970	$13.790	$13.590

Market value — End of period (Common shares)	$13.520		$11.970	$16.350	$14.810	$13.980	$13.260

Total Investment Return on Net Asset Value(2)	11.85	%(3)	(10.34)%	22.28%	8.49%	8.16%	43.29%

Total Investment Return on Market Value(2)	16.10	%(3)	(22.55)%	16.41%	13.45%	12.38%	58.91%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$41,080		$37,774	$44,549	$38,372	$37,735	$37,011
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.72	%(5)	1.73%	1.73%	1.87%	1.83%	2.02%
Interest and fee expense(6)	0.05	%(5)	0.08%	0.09%	0.11%	0.09%	0.14%
Total expenses before custodian fee reduction	1.77	%(5)	1.81%	1.82%	1.98%	1.92%	2.16%
Expenses after custodian fee reduction excluding interest and fees	1.72	%(5)	1.73%	1.73%	1.87%	1.82%	2.02%
Net investment income	5.11	%(5)	5.12%	5.06%	6.70%	6.51%	7.77%
Portfolio Turnover	2	%(3)	1%	11%	15%	16%	24%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(7)	1.13	%(5)	1.16%	1.17%	1.21%	1.20%	1.26%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.06%	0.07%	0.06%	0.09%
Total expenses(7)	1.17	%(5)	1.21%	1.23%	1.28%	1.26%	1.35%
Net investment income	3.38	%(5)	3.42%	3.42%	4.32%	4.29%	4.85%
Senior Securities:
Total preferred shares outstanding	802		802	802	802	802	802
Asset coverage per preferred share(8)	$76,223		$72,100	$80,548	$72,846	$72,051	$71,150
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$12.910		$15.310	$13.400	$12.880	$12.940	$10.860

Income (Loss) From Operations
Net investment income(1)	$0.360		$0.728	$0.760	$0.826	$0.876	$0.918
Net realized and unrealized gain (loss)	1.349		(2.365)	1.944	0.558	(0.044)	1.990
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.014)	(0.021)	(0.025)	(0.033)	(0.056)

Total income (loss) from operations	$1.705		$(1.651)	$2.683	$1.359	$0.799	$2.852

Less Distributions to Common Shareholders
From net investment income	$(0.355)		$(0.749)	$(0.773)	$(0.839)	$(0.859)	$(0.772)

Total distributions to common shareholders	$(0.355)		$(0.749)	$(0.773)	$(0.839)	$(0.859)	$(0.772)

Net asset value — End of period (Common shares)	$14.260		$12.910	$15.310	$13.400	$12.880	$12.940

Market value — End of period (Common shares)	$12.600		$11.000	$14.690	$12.470	$12.100	$11.530

Total Investment Return on Net Asset Value(2)	13.83	%(3)	(10.49)%	20.92%	11.66%	6.57%	28.08%

Total Investment Return on Market Value(2)	18.04	%(3)	(20.51)%	24.67%	10.60%	12.36%	56.49%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$30,181		$27,328	$32,391	$28,366	$27,262	$27,392
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.87	%(6)	1.91%	1.89%	2.04%	1.98%	2.18%
Interest and fee expense(7)	—		—	—	—	—	0.06%
Total expenses(5)	1.87	%(6)	1.91%	1.89%	2.04%	1.98%	2.24%
Net investment income	5.37	%(6)	5.26%	5.26%	6.49%	6.57%	7.61%
Portfolio Turnover	12	%(3)	11%	14%	18%	14%	23%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(5)	1.16	%(6)	1.20%	1.20%	1.24%	1.22%	1.29%
Interest and fee expense(7)	—		—	—	—	—	0.04%
Total expenses(5)	1.16	%(6)	1.20%	1.20%	1.24%	1.22%	1.33%
Net investment income	3.33	%(6)	3.29%	3.35%	3.93%	4.06%	4.52%
Senior Securities:
Total preferred shares outstanding	700		700	700	700	700	700
Asset coverage per preferred share(8)	$68,117		$64,040	$71,273	$65,524	$63,948	$64,132
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$12.960		$14.790	$13.020	$13.260	$13.570	$9.400

Income (Loss) From Operations
Net investment income(1)	$0.377		$0.762	$0.802	$0.890	$0.957	$0.971
Net realized and unrealized gain (loss)	1.036		(1.792)	1.783	(0.185)	(0.290)	4.091
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.012)	(0.018)	(0.022)	(0.029)	(0.048)

Total income (loss) from operations	$1.409		$(1.042)	$2.567	$0.683	$0.638	$5.014

Less Distributions to Common Shareholders
From net investment income	$(0.379)		$(0.788)	$(0.797)	$(0.923)	$(0.948)	$(0.844)

Total distributions to common shareholders	$(0.379)		$(0.788)	$(0.797)	$(0.923)	$(0.948)	$(0.844)

Net asset value — End of period (Common shares)	$13.990		$12.960	$14.790	$13.020	$13.260	$13.570

Market value — End of period (Common shares)	$12.700		$11.440	$16.380	$13.370	$13.520	$14.040

Total Investment Return on Net Asset Value(2)	11.33	%(3)	(6.96)%	20.18%	5.64%	4.62%	55.43%

Total Investment Return on Market Value(2)	14.49	%(3)	(25.85)%	29.62%	6.39%	3.10%	77.84%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$65,440		$60,653	$69,135	$60,734	$61,717	$62,792
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.66	%(6)	1.70%	1.71%	1.81%	1.79%	1.99%
Interest and fee expense(7)	0.04	%(6)	0.08%	0.11%	0.15%	0.18%	0.24%
Total expenses(5)	1.70	%(6)	1.78%	1.82%	1.96%	1.97%	2.23%
Net investment income	5.65	%(6)	5.55%	5.70%	6.96%	6.87%	8.16%
Portfolio Turnover	1	%(3)	16%	14%	11%	9%	48%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(5)	1.09	%(6)	1.12%	1.14%	1.16%	1.18%	1.24%
Interest and fee expense(7)	0.02	%(6)	0.05%	0.07%	0.09%	0.12%	0.15%
Total expenses(5)	1.11	%(6)	1.17%	1.21%	1.25%	1.30%	1.39%
Net investment income	3.68	%(6)	3.65%	3.78%	4.46%	4.53%	5.08%
Senior Securities:
Total preferred shares outstanding	1,337		1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(8)	$73,946		$70,365	$76,709	$70,427	$71,162	$71,966
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$13.260		$15.540	$13.310	$13.110	$12.920	$9.350

Income (Loss) From Operations
Net investment income(1)	$0.427		$0.845	$0.856	$0.950	$0.954	$0.960
Net realized and unrealized gain (loss)	1.121		(2.232)	2.300	0.179	0.166	3.493
Distributions to preferred shareholders
From net investment income(1)	(0.003)		(0.010)	(0.016)	(0.019)	(0.025)	(0.042)

Total income (loss) from operations	$1.545		$(1.397)	$3.140	$1.110	$1.095	$4.411

Less Distributions to Common Shareholders
From net investment income	$(0.435)		$(0.883)	$(0.910)	$(0.910)	$(0.905)	$(0.841)

Total distributions to common shareholders	$(0.435)		$(0.883)	$(0.910)	$(0.910)	$(0.905)	$(0.841)

Net asset value — End of period (Common shares)	$14.370		$13.260	$15.540	$13.310	$13.110	$12.920

Market value — End of period (Common shares)	$14.160		$12.100	$16.150	$13.450	$13.350	$13.200

Total Investment Return on Net Asset Value(2)	11.97	%(3)	(8.99)%	24.30%	9.06%	8.48%	49.00%

Total Investment Return on Market Value(2)	20.92	%(3)	(20.09)%	27.89%	8.18%	8.16%	80.12%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$78,685		$72,611	$85,001	$72,678	$71,372	$69,857
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.64	%(6)	1.65%	1.66%	1.78%	1.74%	1.98%
Interest and fee expense(7)	0.15	%(6)	0.16%	0.18%	0.22%	0.21%	0.24%
Total expenses(5)	1.79	%(6)	1.81%	1.84%	2.00%	1.95%	2.22%
Net investment income	6.25	%(6)	5.97%	5.90%	7.40%	7.02%	8.40%
Portfolio Turnover	1	%(3)	10%	17%	13%	13%	20%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(5)	1.12	%(6)	1.15%	1.16%	1.20%	1.18%	1.28%
Interest and fee expense(7)	0.11	%(6)	0.11%	0.13%	0.15%	0.15%	0.15%
Total expenses(5)	1.23	%(6)	1.26%	1.29%	1.35%	1.33%	1.43%
Net investment income	4.31	%(6)	4.16%	4.14%	5.00%	4.82%	5.43%
Senior Securities:
Total preferred shares outstanding	1,349		1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(8)	$83,329		$78,826	$88,010	$78,877	$77,909	$76,785
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$13.510		$15.850	$13.440	$13.170	$13.520	$10.450

Income (Loss) From Operations
Net investment income(1)	$0.390		$0.764	$0.786	$0.851	$0.899	$0.945
Net realized and unrealized gain (loss)	1.280		(2.352)	2.475	0.305	(0.325)	2.974
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.013)	(0.020)	(0.025)	(0.033)	(0.055)

Total income (loss) from operations	$1.666		$(1.601)	$3.241	$1.131	$0.541	$3.864

Less Distributions to Common Shareholders
From net investment income	$(0.366)		$(0.739)	$(0.831)	$(0.861)	$(0.891)	$(0.794)

Total distributions to common shareholders	$(0.366)		$(0.739)	$(0.831)	$(0.861)	$(0.891)	$(0.794)

Net asset value — End of period (Common shares)	$14.810		$13.510	$15.850	$13.440	$13.170	$13.520

Market value — End of period (Common shares)	$13.850		$11.840	$16.800	$13.320	$13.420	$13.430

Total Investment Return on Net Asset Value(2)	12.76	%(3)	(10.01)%	24.71%	9.21%	3.96%	38.58%

Total Investment Return on Market Value(2)	20.32	%(3)	(25.59)%	33.34%	6.25%	6.64%	68.25%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$42,301		$38,588	$45,284	$38,379	$37,463	$38,295
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.73	%(6)	1.76%	1.76%	1.93%	1.85%	2.08%
Interest and fee expense(7)	—		—	—	0.01%	0.02%	0.02%
Total expenses(5)	1.73	%(6)	1.76%	1.76%	1.94%	1.87%	2.10%
Net investment income	5.57	%(6)	5.33%	5.31%	6.64%	6.53%	7.77%
Portfolio Turnover	5	%(3)	10%	11%	11%	17%	20%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(5)	1.11	%(6)	1.13%	1.15%	1.19%	1.17%	1.26%
Interest and fee expense(7)	—		—	—	0.01%	0.01%	0.01%
Total expenses(5)	1.11	%(6)	1.13%	1.15%	1.20%	1.18%	1.27%
Net investment income	3.55	%(6)	3.43%	3.45%	4.09%	4.13%	4.68%
Senior Securities:
Total preferred shares outstanding	909		909	909	909	909	909
Asset coverage per preferred share(8)	$71,536		$67,451	$74,818	$67,221	$66,215	$67,131
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$12.770		$14.780	$13.250	$13.330	$13.380	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.384		$0.750	$0.786	$0.873	$0.912	$0.928
Net realized and unrealized gain (loss)	0.989		(1.960)	1.591	(0.062)	(0.063)	2.973
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.013)	(0.020)	(0.024)	(0.032)	(0.053)

Total income (loss) from operations	$1.369		$(1.223)	$2.357	$0.787	$0.817	$3.848

Less Distributions to Common Shareholders
From net investment income	$(0.389)		$(0.787)	$(0.827)	$(0.867)	$(0.867)	$(0.788)

Total distributions to common shareholders	$(0.389)		$(0.787)	$(0.827)	$(0.867)	$(0.867)	$(0.788)

Net asset value — End of period (Common shares)	$13.750		$12.770	$14.780	$13.250	$13.330	$13.380

Market value — End of period (Common shares)	$12.680		$10.950	$15.100	$13.660	$12.930	$13.050

Total Investment Return on Net Asset Value(2)	11.26	%(3)	(8.07)%	18.20%	6.53%	6.13%	39.16%

Total Investment Return on Market Value(2)	19.61	%(3)	(22.84)%	17.23%	13.15%	5.57%	45.88%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$37,399		$34,736	$40,188	$36,011	$36,210	$36,255
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.84	%(6)	1.85%	1.85%	1.93%	1.88%	2.11%
Interest and fee expense(7)	0.06	%(6)	0.05%	0.04%	0.05%	0.06%	0.21%
Total expenses(5)	1.90	%(6)	1.90%	1.89%	1.98%	1.94%	2.32%
Net investment income	5.85	%(6)	5.53%	5.57%	6.71%	6.61%	7.61%
Portfolio Turnover	0	%(3)	11%	15%	8%	17%	23%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(5)	1.16	%(6)	1.18%	1.20%	1.21%	1.20%	1.28%
Interest and fee expense(7)	0.04	%(6)	0.03%	0.02%	0.03%	0.04%	0.13%
Total expenses(5)	1.20	%(6)	1.21%	1.22%	1.24%	1.24%	1.41%
Net investment income	3.68	%(6)	3.51%	3.59%	4.19%	4.22%	4.63%
Senior Securities:
Total preferred shares outstanding	847		847	847	847	847	847
Asset coverage per preferred share(8)	$69,155		$66,011	$72,448	$67,516	$67,752	$67,806
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized. Amount is less than 0.5%.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2013, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trusts’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2016	$6,689,345	$692,532	$517,712	$—	$2,354,581	$736,482	$800,874
November 30, 2017	4,084,290	991,790	337,540	2,795,679	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforward	$16,429,254	$3,464,403	$1,234,638	$8,446,139	$9,805,308	$2,787,606	$2,855,161

Deferred capital losses	$271,835	$75,959	$364,043	$—	$1,548,393	$715,886	$851,298

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Notes to Financial Statements (Unaudited) — continued

As of May 31, 2014, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2014. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2014, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$14,680,000	$3,385,000	$3,780,000	$19,315,000	$1,650,000
Interest Rate or Range of Interest Rates (%)	0.06 - 1.21	0.06 - 0.08	0.11 - 0.21	0.06 - 0.11	0.07 - 1.21
Collateral for Floating Rate Notes Outstanding	$18,791,632	$4,855,187	$5,255,430	$28,136,508	$2,902,226

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May 31, 2014

Notes to Financial Statements (Unaudited) — continued

For the six months ended May 31, 2014, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$14,680,000	$3,385,000	$3,780,000	$19,315,000	$1,650,000
Average Interest Rate	0.61%	0.63%	0.63%	0.60%	1.32%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2014.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Trusts. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS,

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Notes to Financial Statements (Unaudited) — continued

which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at May 31, 2014, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at May 31, 2014	0.10%	0.13%	0.13%	0.10%	0.13%	0.13%	0.13%
Dividends Accrued to APS Shareholders	$27,566	$11,152	$9,385	$18,437	$18,664	$12,445	$11,778
Average APS Dividend Rates	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Dividend Rate Ranges (%)	0.07 - 0.23	0.07 - 0.23	0.07 - 0.20	0.07 - 0.23	0.07 - 0.21	0.07 - 0.23	0.07 - 0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2014.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.625% (0.640% prior to May 1, 2014) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not invested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at

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an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2014, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$487,542	$192,635	$146,009	$316,976	$379,451	$199,500	$185,199
Administration Fee	$152,983	$60,446	$45,809	$99,461	$119,065	$62,600	$58,111

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2014 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$9,718,049	$1,402,218	$6,553,587	$1,994,261	$1,891,114	$2,894,080	$275,165
Sales	$6,510,434	$1,353,840	$5,381,326	$897,813	$1,773,744	$3,326,454	$724,176

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the six months ended May 31, 2014 and the year ended November 30, 2013 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Six Months Ended May 31, 2014 (Unaudited)	—	—	—	—	359	—	—
Year Ended November 30, 2013	3,484	—	—	3,303	3,692	203	496

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trusts to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the six months ended May 31, 2014.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2014, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$134,496,599	$54,103,744	$44,342,642	$90,156,518	$99,843,788	$57,797,105	$53,870,160

Gross unrealized appreciation	$13,124,539	$5,191,252	$2,901,143	$8,432,462	$11,166,086	$6,098,063	$4,436,205
Gross unrealized depreciation	(733,411)	(110,178)	(174,153)	(1,087,832)	(416,846)	(66,265)	(726,501)

Net unrealized appreciation	$12,391,128	$5,081,074	$2,726,990	$7,344,630	$10,749,240	$6,031,798	$3,709,704

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Notes to Financial Statements (Unaudited) — continued

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2014, New Jersey Trust had a payment due to SSBT pursuant to the foregoing arrangement of $277,915. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2014. The Trusts’ average overdraft advances during the six months ended May 31, 2014 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2014 is as follows:

Futures Contracts
Trust	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

California	9/14	38 U.S. 10 -Year Treasury Note	Short	$(4,749,634)	$(4,769,594)	$(19,960)
	9/14	43 U.S. Long Treasury Bond	Short	(5,855,312)	(5,911,156)	(55,844)
Massachusetts	9/14	34 U.S. Long Treasury Bond	Short	$(4,629,782)	$(4,673,938)	$(44,156)
Michigan	9/14	14 U.S. Long Treasury Bond	Short	$(1,906,381)	$(1,924,563)	$(18,182)
New Jersey	9/14	70 U.S. Long Treasury Bond	Short	$(9,531,904)	$(9,622,813)	$(90,909)
New York	9/14	43 U.S. Long Treasury Bond	Short	$(5,855,312)	$(5,911,156)	$(55,844)
Ohio	9/14	16 U.S. Long Treasury Bond	Short	$(2,178,721)	$(2,199,500)	$(20,779)
Pennsylvania	9/14	50 U.S. Long Treasury Bond	Short	$(6,808,503)	$(6,873,438)	$(64,935)

At May 31, 2014, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

61

Eaton Vance

Municipal Income Trusts

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2014 were as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Liability Derivative:
Futures Contracts	$(75,804	)(1)	$(44,156	)(1)	$(18,182	)(1)	$(90,909	)(1)	$(55,844	)(1)	$(20,779	)(1)	$(64,935	)(1)

Total	$(75,804)		$(44,156)		$(18,182)		$(90,909)		$(55,844)		$(20,779)		$(64,935)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2014 was as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(434,882	)(1)	$(272,515	)(1)	$(112,212	)(1)	$(611,445	)(1)	$(344,651	)(1)	$(128,242	)(1)	$(400,757	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(48,937	)(2)	$(34,000	)(2)	$(14,000	)(2)	$(64,026	)(2)	$(43,000	)(2)	$(16,000	)(2)	$(50,000	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended May 31, 2014, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Notional Amount:
Futures Contracts Short	$10,391,000	$4,474,000	$1,842,000	$10,329,000	$5,658,000	$2,105,000	$6,579,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

62

Eaton Vance

Municipal Income Trusts

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

At May 31, 2014, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$161,567,727	$—	$161,567,727

Total Investments	$—	$161,567,727	$—	$161,567,727

Liability Description

Futures Contracts	$(75,804)	$—	$—	$(75,804)

Total	$(75,804)	$—	$—	$(75,804)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$62,569,818	$—	$62,569,818

Total Investments	$—	$62,569,818	$—	$62,569,818

Liability Description

Futures Contracts	$(44,156)	$—	$—	$(44,156)

Total	$(44,156)	$—	$—	$(44,156)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$47,069,632	$—	$47,069,632

Total Investments	$—	$47,069,632	$—	$47,069,632

Liability Description

Futures Contracts	$(18,182)	$—	$—	$(18,182)

Total	$(18,182)	$—	$—	$(18,182)

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$100,273,648	$—	$100,273,648
Taxable Municipal Securities	—	1,007,500	—	1,007,500

Total Investments	$—	$101,281,148	$—	$101,281,148

Liability Description

Futures Contracts	$(90,909)	$—	$—	$(90,909)

Total	$(90,909)	$—	$—	$(90,909)

63

Eaton Vance

Municipal Income Trusts

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$129,020,864	$—	$129,020,864
Miscellaneous	—	—	887,164	887,164

Total Investments	$—	$129,020,864	$887,164	$129,908,028

Liability Description

Futures Contracts	$(55,844)	$—	$—	$(55,844)

Total	$(55,844)	$—	$—	$(55,844)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$63,828,903	$—	$63,828,903

Total Investments	$—	$63,828,903	$—	$63,828,903

Liability Description

Futures Contracts	$(20,779)	$—	$—	$(20,779)

Total	$(20,779)	$—	$—	$(20,779)

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$59,229,864	$—	$59,229,864

Total Investments	$—	$59,229,864	$—	$59,229,864

Liability Description

Futures Contracts	$(64,935)	$—	$—	$(64,935)

Total	$(64,935)	$—	$—	$(64,935)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2014 is not presented.

At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months ended May 31, 2014.

64

Eaton Vance

Municipal Income Trusts

May 31, 2014

Annual Meeting of Shareholders (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 27, 2014. Valerie A. Mosley was elected Class I Trustee of each Trust for a one-year term expiring in 2015 and Helen Frame Peters and Harriett Tee Taggart were elected Class III Trustees of each Trust for a three-year term expiring in 2017. Mr. Park had been nominated for election by the holders of each Trust’s APS. Due to the lack of quorum of APS, each Trust was unable to act on election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of each Trust until his successor is elected and qualified.

Trust	Nominee for Class III Trustee Elected by APS Shareholders: William H. Park	Nominee for Class I Trustee Elected by All Shareholders: Valerie A. Mosley	Nominee for Class III Trustee Elected by All Shareholders: Helen Frame Peters	Nominee for Class III Trustee Elected by All Shareholders: Harriett Tee Taggart
California Trust
For	434	6,429,873	6,433,858	6,433,507
Withheld	77	209,759	205,774	206,125
Massachusetts Trust
For	185	2,408,414	2,403,867	2,407,505
Withheld	27	132,400	136,947	133,309
Michigan Trust
For	314	1,713,905	1,700,453	1,713,905
Withheld	2	210,686	224,138	210,686
New Jersey Trust
For	235	4,168,479	4,161,879	4,161,879
Withheld	28	137,910	144,510	144,510
New York Trust
For	390	4,762,618	4,742,869	4,744,892
Withheld	123	182,139	201,888	199,865
Ohio Trust
For	197	2,606,476	2,606,476	2,606,476
Withheld	5	79,000	79,000	79,000
Pennsylvania Trust
For	278	2,372,524	2,338,434	2,339,151
Withheld	7	64,565	98,655	97,938

65

Eaton Vance

Municipal Income Trusts

May 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Municipal Income Trusts

May 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust

•	Eaton Vance Massachusetts Municipal Income Trust

•	Eaton Vance Michigan Municipal Income Trust

•	Eaton Vance New Jersey Municipal Income Trust

•	Eaton Vance New York Municipal Income Trust

•	Eaton Vance Ohio Municipal Income Trust

•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

67

Eaton Vance

Municipal Income Trusts

May 31, 2014

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services. Additionally, the Board took into account the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of each Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2014.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

68

Eaton Vance

Municipal Income Trusts

May 31, 2014

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosely

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2014, Trust records indicate that there are 23, 30, 12, 33, 26, 26 and 28 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,227, 1,209, 1,246, 1,715, 2,119, 1,464 and 1,453 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

69

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Funds’ Boards of Trustees approved a share repurchase program authorizing each Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7694 5.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Thomas M. Metzold is responsible for the overall and day-to-day management of each Fund’s investments. Mr. Metzold has been an Eaton Vance portfolio manager since 1991, is a Senior Portfolio Advisor and is a Vice President of Eaton Vance Management (“EVM” or “Eaton Vance”). This information is provided as of the date of filing of this report.

The following table shows, as of May 31, 2014, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Thomas M. Metzold
Registered Investment Companies	9	$5,255.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of May 31, 2014.

Portfolio Manager and Fund Name	Dollar Range of Equity Securities Owned in the Fund

Thomas M. Metzold
Michigan Municipal Income Trust	None
Ohio Municipal Income Trust	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 15, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 15, 2014